Segment Information	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Segment Information

Segment operations and management

Note 3 | Segment information

We have four reportable operating segments: Retail, Potash, Nitrogen and Phosphate. Our downstream Retail segment distributes crop nutrients, crop protection products, seed and merchandise, and provides agronomic application services and solutions, including the services offered through Nutrien Financial. Retail also manufactures and distributes proprietary products and provides services directly to farmers through a network of retail locations in North America, South America and Australia. Our upstream Potash, Nitrogen and Phosphate segments are differentiated by the chemical nutrient contained in the products that each segment produces and are supported by midstream activities, which include the global sales, freight, transportation and distribution of our products, which are reported within these segments, respectively. Sales reported under our Corporate and Others segment relate to our non-core businesses.

Our Executive Leadership Team (“ELT”), which is comprised of officers at the Executive Vice President level and above, is the Chief Operating Decision Maker (“CODM”). Our CODM uses adjusted EBITDA, calculated as below, to measure performance and allocate resources to the operating segments. Our CODM considers adjusted EBITDA to be a meaningful measure because it is not impacted by long-term investment and financing decisions, but rather focuses on the performance of our day-to-day operations. In addition, it excludes the impact of impairments and other costs that are centrally managed by our corporate function.

In 2025, the CODM reassessed our product groupings and determined that the performance of our Purchase for Resale business should be evaluated as part of the Corporate and Others segment. It had previously been recorded in our Nitrogen segment. The Purchase for Resale business focuses primarily on sales to international customers. Purchased product that remains in upstream is primarily purchases of inventory to satisfy sales contracts that we cannot fulfill with our manufactured products. The CODM concluded this change was appropriate based on the nature and strategic alignment of purchase for resale activities. Comparative amounts for the Corporate and Others and Nitrogen segments were reclassified. As a result of the reclassification, the Corporate and Others segment reflected the following increases and the Nitrogen segment reflected the corresponding decreases for the year ended December 31, 2024.

2024
Sales	173
Gross Margin	8
EBITDA	4

We determine the composition of the reportable segments based on factors including risks and returns, internal organization and internal reports reviewed by the CODM. We allocate certain expenses across segments based on reasonable considerations such as production capabilities or historical trends.

		Downstream	Upstream and midstream
						Corporate
	2025	Retail	Potash	Nitrogen	Phosphate	and Others	Eliminations	Consolidated
Sales	– third party	17,601	3,571	3,807	1,660	246	‐	26,885
	– intersegment	19	424	932	298	‐	(1,673)	‐
Sales	– total	17,620	3,995	4,739	1,958	246	(1,673)	26,885
	Freight, transportation and distribution[3]	‐	402	552	224	(1)	(241)	936
	Net sales	17,620	3,593	4,187	1,734	247	(1,432)	25,949
	Cost of goods sold	13,017	1,581	2,580	1,590	220	(1,386)	17,602
	Gross margin	4,603	2,012	1,607	144	27	(46)	8,347
	Selling expenses (recovery)	3,306	10	26	6	(1)	(27)	3,320
	General and administrative expenses	172	10	18	8	392	‐	600
	Provincial mining taxes	‐	372	‐	‐	‐	‐	372
	Share-based compensation expense	‐	‐	‐	‐	163	‐	163
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	9	‐	9
	Gain on sale of investment in Profertil	‐	‐	‐	‐	(301)	‐	(301)
	Other expenses (income)	123	26	32	33	207	27	448
	Earnings (loss) before finance costs and income taxes	1,002	1,594	1,531	97	(442)	(46)	3,736
	Depreciation and amortization	734	660	616	285	74	‐	2,369
	EBITDA[1]	1,736	2,254	2,147	382	(368)	(46)	6,105
	Restructuring costs	‐	‐	‐	‐	68	‐	68
	Share-based compensation expense	‐	‐	‐	‐	163	‐	163
	ARO/ERL related expenses for non-operating sites[2]	‐	‐	‐	‐	2	‐	2
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	9	‐	9
	Gain on sale of investment in Profertil	‐	‐	‐	‐	(301)	‐	(301)
	Adjusted EBITDA	1,736	2,254	2,147	382	(427)	(46)	6,046

1  EBITDA is calculated as net earnings (loss) before finance costs, income taxes, and depreciation and amortization.

2  ARO/ERL refers to asset retirement obligations and accrued environmental costs. Refer to Note 22.

3  Potash freight, transportation and distribution costs only apply to our North American potash sales volumes.

		Downstream	Upstream and midstream
						Corporate
	2024	Retail	Potash	Nitrogen[1]	Phosphate	and Others[1]	Eliminations	Consolidated
Sales	– third party	17,832	3,008	3,327	1,610	195	‐	25,972
	– intersegment	‐	370	807	278	‐	(1,455)	‐
Sales	– total	17,832	3,378	4,134	1,888	195	(1,455)	25,972
	Freight, transportation and distribution[2]	‐	389	558	231	4	(226)	956
	Net sales	17,832	2,989	3,576	1,657	191	(1,229)	25,016
	Cost of goods sold	13,211	1,448	2,374	1,510	170	(1,227)	17,486
	Gross margin	4,621	1,541	1,202	147	21	(2)	7,530
	Selling expenses (recovery)	3,418	10	24	6	2	(25)	3,435
	General and administrative expenses	191	12	22	14	405	‐	644
	Provincial mining taxes	‐	255	‐	‐	‐	‐	255
	Share-based compensation expense	‐	‐	‐	‐	37	‐	37
	Impairment of assets (Notes 14 and 15)	335	‐	195	‐	‐	‐	530
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	360	‐	360
	Other expenses (income)	87	25	(135)	33	379	24	413
	Earnings (loss) before finance costs and income taxes	590	1,239	1,096	94	(1,162)	(1)	1,856
	Depreciation and amortization	771	609	589	290	80	‐	2,339
	EBITDA	1,361	1,848	1,685	384	(1,082)	(1)	4,195
	Restructuring costs	‐	‐	‐	‐	47	‐	47
	Share-based compensation expense	‐	‐	‐	‐	37	‐	37
	Impairment of assets (Notes 14 and 15)	335	‐	195	‐	‐	‐	530
	Loss related to financial instruments in Argentina	‐	‐	‐	‐	35	‐	35
	ARO/ERL related expenses for non-operating sites	‐	‐	‐	‐	151	‐	151
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	360	‐	360
	Adjusted EBITDA	1,696	1,848	1,880	384	(452)	(1)	5,355

1  Comparative figures have been reclassified for our Purchase for Resale business from Nitrogen to the Corporate and Others segment.

2  Potash freight, transportation and distribution costs only apply to our North American potash sales volumes.

Retail segment product line	Sales
Crop nutrients	Dry and liquid macronutrient and micronutrient products including potash, nitrogen and phosphate, specialty fertilizers and proprietary liquid micronutrient products.
Crop protection products	Various third-party supplier and proprietary products designed to maintain crop quality and manage plant diseases, weeds and other pests.
Seed	Various third-party supplier seed brands and proprietary seed product lines.
Services and other revenues	Product application, soil and leaf testing, crop scouting and precision agriculture services, water services and brokerage agency services.
Merchandise	Fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products.
Nutrien Financial	Financing solutions provided to US and Australia Retail branches and customers in support of Nutrien’s agricultural product and service sales.

Segment	Products	Sales prices impacted by
Potash	North America – primarily granular Offshore (international) – primarily granular and standard
  North American prices referenced at delivered prices (including transportation and distribution costs)
  International prices pursuant to term and spot contract prices (excluding transportation and distribution costs)

Nitrogen	Ammonia, urea and Environmentally Smart Nitrogen® (“ESN®”), and nitrogen solutions, nitrates and sulfates	Global cost and supply of natural gas
Phosphate	Solid and liquid fertilizers, and industrial and feed products	Global prices and supplies of ammonia and sulfur

	2025	2024
Retail sales by product line
Crop nutrients	7,285	7,211
Crop protection products	6,105	6,313
Seed	2,128	2,235
Services and other	944	918
Merchandise	875	897
Nutrien Financial	376	361
Nutrien Financial elimination[1]	(93)	(103)
	17,620	17,832
Potash sales by geography
Manufactured product
North America	1,727	1,719
Offshore[2]	2,264	1,658
Other potash and purchased products	4	1
	3,995	3,378
Nitrogen sales by product line
Manufactured product
Ammonia	1,218	1,232
Urea and ESN®	1,648	1,480
Solutions, nitrates and sulfates	1,641	1,300
Other nitrogen and purchased products[3]	232	122
	4,739	4,134
Phosphate sales by product line
Manufactured product
Fertilizer	1,275	1,237
Industrial and feed	661	627
Other phosphate and purchased products	22	24
	1,958	1,888

1  Represents elimination of the interest and service fees charged by Nutrien Financial to Retail branches.

2  Relates to Canpotex, a major customer, and includes other revenue representing provisional pricing adjustments of $48 million (2024 – $4 million) (Note 26).

3  Comparative figures have been reclassified for our Purchase for Resale business from Nitrogen to the Corporate and Others segment.

	Sales – third party by customer location				Non-current assets at December 31[1]
	2025		2024		2025	2024
United States	16,326		15,899		15,695	15,773
Canada	2,890		2,872		19,490	19,281
Australia	3,302		3,305		997	948
Canpotex (Note 26)	2,267		1,658		‐	‐
Trinidad	61		69		735	730
Brazil	696		855		112	138
Other South America	645	[2]	733	[2]	63	63
Other	698	[3]	581	[3]	29	353
	26,885		25,972		37,121	37,286

1  Excludes financial instruments (other than equity-accounted investees), deferred tax assets and post-employment benefit assets.

2  Other South America third-party sales includes sales to Argentina of $301 million (2024 – $368 million).

3  Other third-party sales primarily relate to Europe of $386 million (2024 – $317 million) and Others of $312 million (2024 – $264 million).

Canpotex sales by market (%)	2025	2024
Latin America	39	40
Other Asian markets[1]	29	28
China	11	13
India	6	7
Other markets	15	12

1  All Asian markets except China and India.